GOODWILL AND OTHER INTANGIBLE ASSETS - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) reporting_unit	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Goodwill [Line Items]
Number of reporting units impaired | reporting_unit	2
Goodwill	$ 12,999	$ 13,303	$ 13,669
Increase (decrease) in intangible assets	(1,378)
Addition of intangible assets	155
Amortization of intangible assets	$ 1,338	738	930
Impairment, intangible asset, statement of income location	Selling, general and administrative expenses
Weighted-average amortizable period (in years)	7 years 8 months 12 days
Capitalized software and patents and technology
Goodwill [Line Items]
Addition of intangible assets	$ 152
Capitalized software
Goodwill [Line Items]
Addition of intangible assets	$ 120
Weighted-average amortizable period (in years)	6 years 3 months 18 days
Corporate
Goodwill [Line Items]
Goodwill	$ 818	914	876
Corporate | Digital
Goodwill [Line Items]
Percentage of fair value in excess of carrying amount	16.00%
Goodwill	$ 818
Operating segments | Aerospace
Goodwill [Line Items]
Goodwill	$ 8,835	9,013	9,247
Operating segments | Aerospace | Additive
Goodwill [Line Items]
Percentage of fair value in excess of carrying amount	21.00%
Goodwill	$ 239
Operating segments | Power
Goodwill [Line Items]
Goodwill	144	$ 145	$ 146
Non-cash pre-tax impairment charge	$ 765